Intangible Assets (Details) - USD ($)			12 Months Ended
	May 01, 2017	Aug. 01, 2016	Dec. 31, 2021	Apr. 30, 2015
Intangible Assets (Details) [Line Items]
License agreement, description			Under the license agreement, we are required to make milestone payments of up to $2.2 million: $200,000 upon starting a Phase 3 clinical trial, $1 million upon FDA approval to market in the U.S., and $250,000 for marketing approval in each of China and three of the European Union’s Group of Five. In addition, we are required to pay 2-3% royalties of annual net sales and sublicense fees of 15-20% of whatever we receive from any sub-licensee.
Receipt of investment		$ 5,000,000
Received amount				$ 4,000,000
Receipt of required investment	$ 5,000,000
Expiry term			11 years
Required payment of liquidated damages			$ 8,000,000
Expires term, description			The Company exclusively licensed two families of patents relating to hCDR1: One expires on September 22, 2022 (in the US. For all other countries, it expired on February 26, 2022) and the other expires on January 14, 2024.
Assets remained amount			$ 380
Yeda [Member]
Intangible Assets (Details) [Line Items]
Remaining liability			$ 127,000